Cover	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Entity File Number	000-56352
Entity Registrant Name	Golkor Inc.
Entity Central Index Key	0001474558
Entity Tax Identification Number	87-2737873
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4600 South Syracuse
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	786
Local Phone Number	590-5203
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false